Related Party Transactions - Partial Recourse Promissory Notes (Detail)	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Related Party Transaction
Purchase price per share | $ / shares	$ 9.20
Total amount paid by founders | $	$ 25,000